Related Party Transactions - Schedule of Due from Related Party Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Ma Biu [Member]
Schedule of Due from Related Party Balances [Line Items]
Nature	Advance from a related party
Due to Related Party Balances		$ 1,405
Diamond Horses Group Limited [Member]
Schedule of Due from Related Party Balances [Line Items]
Nature	Advance from a related party
Due to Related Party Balances		24,080
Related Party [Member]
Schedule of Due from Related Party Balances [Line Items]
Due to Related Party Balances		$ 25,485